SP SmallCap 600 Pure Growth Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P SmallCap 600® Pure Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.21%	6.11%		7.51%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	8.11%	4.29%		5.62%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.01%	0.53%		3.42%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.98%	1.90%		3.68%